Stock-based Compensation (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Value of Incentive Securities Using The Black-Scholes Model Based On The Following Assumptions
The estimated October Modification date fair values of the Company’s restricted shares under the 2021 Restricted Shares Plan were calculated based on the following assumptions:

Common share and equivalents price - marketable (1)	$10.26
Discount for lack of marketability (“DLOM”) (2)	16.0%
*Term (3)	4.5	years
*Volatility (4)	83.3%
*Risk-free rate (5)	0.3%

(1)	Represents the publicly traded common stock price of dMY as of the modification date on October 27, 2020
(2)
Represents the discount for lack of marketability of the historical Incentive Securities as of the modification date on October 27, 2020 (subsequently converted to restricted shares upon Closing), calculated using the Finnerty Method

(3)	Represents the sum of the expected term from the modification date to Closing (6 months) and the vesting period of 4 years for Performance-Vesting Restricted Shares
(4)	Calculated based on comparable companies’ historical volatilities over a matching term of 4.5 years
(5)	Based on the U.S. Constant Maturity Treasury yield curve as of the modification date over a matching term of 4.5 years
*	Only used to estimate the modification date fair value of historical Class D Incentive Securities (subsequently converted to Performance-Vesting Restricted Shares) under Monte Carlo simulations

Summary of The Incentive Security Activity
A summary of the Company’s overall restricted shares activities for the six months ended June 30, 2021 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted shares as of December 31, 2020	—
Granted	10,948,715	$8.66
Vested	216,409	$8.62

Unvested restricted shares as of June 30, 2021	10,732,306	$8.66

Summary of Company's Overall Restricted Shares
A summary of the Company’s Incentive Securities activity for the six months ended June 30, 2021 is as follows (awards outstanding are recalculated based on the Exchange Ratio established during the Merger as the result of the reverse capitalization. See Note 2 –
Reverse Capitalization
for details):

	Awards Outstanding	Weighted Average Exercise Price	Aggregate Intrinsic Value
			(in thousands)
Unvested awards December 31, 2020	31,168,684	$1.60	$16,243
Converted	(31,168,684)	$1.39

Outstanding as of June 30, 2021	—		$—

Summary of the Company's Total Stock-based Compensation Expense
The Company’s total stock-based compensation expense was summarized as follows (in thousands):

	Three and six months ended June 30,
	2021	2020
Cost of revenue	$198,534	$—
Research and development	2,220	—
Sales and marketing	2,401	—
General and administrative	211,350	—

Total	$414,505	$—

NFL Warrants [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of the Company's Warrants Activity
A summary of the Company’s warrants activity for the six months ended June 30, 2021 is as follows:

	Number of Warrants	Exercise Price
Outstanding as of December 31, 2020	—	—
Issued	18,500,000	$0.01

Outstanding as of June 30, 2021	18,500,000

Employee Stock Option [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Company's Overall Restricted Shares
A summary of the Company’s options activity for the six months ended June 30, 2021 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in years)	(in thousands)
Outstanding as of December 31, 2020	—	—
Granted	445,868	$10.00

Outstanding as of June 30, 2021	445,868	$10.00	4.81	$3,911

Exercisable as of June 30, 2021	58,053

Unvested as of June, 30, 2021	387,815

2021 Restricted Shares Plan [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Value of Incentive Securities Using The Black-Scholes Model Based On The Following Assumptions
The estimated Grant Date fair value of the Company’s options under the 2021 Option Plan was calculated using a combination of the Black Scholes Option Pricing Model and Monte Carlo simulations based on the following assumptions:

Time to maturity (1)	5	years
Common stock price (2)	$16.21
Volatility (3)	90.1%
Risk-free rate (4)	0.8%
Strike price (1)	$10.00
Dividend yield (5)	0.0%

(1)	Based on contractual terms
(2)	Represents the publicly traded common stock price as of the Grant Date
(3)	Calculated based on comparable companies’ historical volatilities over a matching term of 5 years
(4)	Based on the U.S. Constant Maturity Treasury yield curve as of the valuation date over a matching term over 5 years
(5)	Assumes a dividend yield of zero as the Company has no plans to declare dividends in the foreseeable future

MAVEN TOPCO LIMITED [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of Fair Value of Incentive Securities Using The Black-Scholes Model Based On The Following Assumptions
The were no Incentive Securities granted during the three months ended March 31, 2021. The fair value of Incentive Securities granted during the three months ended March 31, 2020 was determined on the grant date using the Black-Scholes model based on the following assumptions:

March 31, 2020
Expected term (years)(1)	4.5
Current stock value	$7.38 - $15.14
Expected volatility(2)	30%
Risk-free rate(3)	1.63%
Dividend yield(4)	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. Given the Leaver provisions, the Company estimated the midpoint between the vesting term and estimated time to liquidity event.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk free rate was obtained from treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

The fair value of Incentive Securities was determined on the grant date using the Black-Scholes model based on the following assumptions:

	Successor
	December 31, 2020	December 31, 2019	December 31, 2018
Expected term (years)(1)	4.5	4.5	4.5
Current stock value	$7.41 - $15.19	$7.35 - $15.06	$7.37 - $26.58
Expected volatility(2)	30%	30%	30%
Risk-free rate(3)	0.3% - 1.63%	1.7% - 2.48%	2.80%
Dividend yield(4)	0%	0%	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. Given the Leaver provisions, the Company estimated the midpoint between the vesting term and estimated time to liquidity event.

(2)	Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)	Risk free rate was obtained from treasury notes for the expected terms noted as of the valuation date.
(4)	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Summary of The Incentive Security Activity
A summary of the Incentive Security activity for the three months ended March 31, 2021 is as follows:

	Awards Outstanding	Weighted Averaged Exercise Price	Aggregate Intrinsic Value (in thousands)
Non-vested awards at December 31, 2020	833,694	$1.60	$16,243

Granted	—
Forfeited	—
Expired	—

Non-vested awards at March 31, 2021	833,694	$1.60	$16,231

A summary of the Incentive Security activity for the years ended December 31, 2020 and 2019 (Successor), and the period from September 8, 2018 through December 31, 2018 (Successor) is as follows:

	Awards Outstanding	Weighted Averaged Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding as of September 7, 2018 (Successor)	—	$—	$—

Granted	709,783	$1.66
Forfeited	—
Expired	—

Outstanding as of December 31, 2018 (Successor)	709,783	$1.66	$14,857

Granted	52,581	$1.27
Forfeited	(970)	$1.28
Expired	—

Non-vested awards at December 31, 2019 (Successor)	761,394	$1.63	$15,411

Granted	73,270	$1.28
Forfeited	(970)	$1.28
Expired	—

Non-vested awards at December 31, 2020 (Successor)	833,694	$1.60	$16,243